Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 5,177,737
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	4,853,117
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	11,422,706
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	10,440,392
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	333,769
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	390,238
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	10,998,174
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	6,104,043
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	27,932,386
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	21,787,790
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	(16,101,688)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	(13,112,940)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	11,830,698
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	$ 8,674,850